Discontinued Operations - Sale of Interactive Offers (Details Narrative) - Discontinued Operations, Sale of Interactive Offers [Member] - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Purchase price	$ 1,250,000	$ 1,250,000
Description for sale offer	the Buyer is obligated to pay the Company two-and one-half percent (2.5%) of certain advertising revenues of Interactive for a two-year period post-closing	the Buyer is obligated to pay the Company two-and-one-half percent (2.5%) of certain advertising revenues of Interactive for a two-year period post-closing